Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	July 8, 2017 - August 31, 2017
Distribution Date	09/15/17
Transaction Month	1
30/360 Days	29
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$209,000,000.00	1.0000000	$137,723,550.72	0.6589644	$71,276,449.28
Class A-2-A Notes	$210,500,000.00	1.0000000	$210,500,000.00	1.0000000	$-
Class A-2-B Notes	$139,500,000.00	1.0000000	$139,500,000.00	1.0000000	$-
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$954,780,000.00	1.0000000	$883,503,550.72	0.9253478	$71,276,449.28

Weighted Avg. Coupon (WAC)	3.33%		3.29%
Weighted Avg. Remaining Maturity (WARM)	57.44		55.80
Pool Receivables Balance	$1,022,326,580.78		$953,008,321.08
Remaining Number of Receivables	53,518		51,311

Adjusted Pool Balance	$979,267,514.55		$912,578,681.42

III. COLLECTIONS

Principal:
Principal Collections	$69,027,209.19
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$40,828.92
Total Principal Collections	$69,068,038.11

Interest:
Interest Collections	$4,957,517.31
Late Fees & Other Charges	$60,383.43
Interest on Repurchase Principal	$-
Total Interest Collections	$5,017,900.74

Collection Account Interest	$22,813.16
Reserve Account Interest	$828.24
Servicer Advances	$-

Total Collections	$74,109,580.25

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	July 8, 2017 - August 31, 2017
Distribution Date	09/15/17
Transaction Month	1
30/360 Days	29
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$74,109,580.25
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$74,109,580.25

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$1,505,091.91	$-	$1,505,091.91	1,505,091.91
	Collection Account Interest					$22,813.16
	Late Fees & Other Charges					$60,383.43
Total due to Servicer						$1,588,288.50

2.	Class A Noteholders Interest:
	Class A-1 Notes		$226,416.67		$226,416.67
	Class A-2-A Notes		$266,224.03		$266,224.03
	Class A-2-B Notes		$154,206.79		$154,206.79
	Class A-3 Notes		$392,104.17		$392,104.17
	Class A-4 Notes		$116,490.42		$116,490.42

	Total Class A interest:		$1,155,442.08		$1,155,442.08	1,155,442.08

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$31,652.37		$31,652.37	31,652.37

5.	Second Priority Principal Distribution:		$12,821,318.58		$12,821,318.58	12,821,318.58

6.	Class C Noteholders Interest:		$57,748.02		$57,748.02	57,748.02

	Available Funds Remaining:					$58,455,130.70

7.	Regular Principal Distribution Amount:					58,455,130.70

			Distributable Amount		Paid Amount
	Class A-1 Notes				$71,276,449.28
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$75,496,414.07		$71,276,449.28
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$75,496,414.07		$71,276,449.28

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$43,059,066.23
Beginning Period Amount	$43,059,066.23
Current Period Amortization	$2,629,426.57
Ending Period Required Amount	$40,429,639.66
Ending Period Amount	$40,429,639.66
Next Distribution Date Required Amount	$38,989,119.51

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	July 8, 2017 - August 31, 2017
Distribution Date	09/15/17
Transaction Month	1
30/360 Days	29
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$24,487,514.55	$29,075,130.70	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	2.50%	2.97%	3.40%
Overcollateralization as a % of Current Adjusted Pool	2.50%	3.19%	3.65%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.55%	51,080	99.49%	$948,172,539.78
30 - 60 Days	0.38%	196	0.44%	$4,185,965.49
61 - 90 Days	0.07%	34	0.07%	$622,587.70
91-120 Days	0.00%	1	0.00%	$27,228.11
121 + Days	0.00%	0	0.00%	$-
Total		51,311		$953,008,321.08

Delinquent Receivables 30+ Days Past Due
Current Period	0.45%	231	0.51%	$4,835,781.30
1st Preceding Collection Period
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average	0.45%		0.51%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.07%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		15		$365,495.03
Repossession Inventory		14		$271,522.65

Current Charge-Offs
Gross Principal of Charge-Offs				$291,050.51
Recoveries				$(40,828.92)
Net Loss				$250,221.59

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.29%

Average Pool Balance for Current Period				$987,667,450.93

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.30%
1st Preceding Collection Period
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average				0.30%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		26	36	$291,050.51
Recoveries		11	13	$(40,828.92)
Net Loss				$250,221.59
Cumulative Net Loss as a % of Initial Pool Balance				0.02%

Net Loss for Receivables that have experienced a Net Loss *		20	30	$250,221.59
Average Net Loss for Receivables that have experienced a Net Loss				$8,340.72

Principal Balance of Extensions				$3,008,863.01
Number of Extensions				144

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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